Basis of Presentation and Going Concern	6 Months Ended
Jun. 30, 2024
Basis of Presentation and Going Concern [Abstract]
BASIS OF PRESENTATION AND GOING CONCERN
2	BASIS OF PRESENTATION AND GOING CONCERN

2.1	Basis of presentation

These unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and include the accounts of the Company and its wholly- owned subsidiaries.

All inter-company balances and transactions have been eliminated. The Group uses the U.S dollar (“US$”) as its functional currency. The unaudited interim condensed consolidated financial statements have been presented in US$.

Hyperinflationary accounting

Marti İleri used Turkish Lira (“TL”) as functional currency until the end of February 2022. Since the cumulative three-year inflation rate has risen to above 100% at the end of February 2022, based on the Turkish nation-wide consumer price indices announced by Turkish Statistical Institute (“TSI”), Turkiye is considered a hyperinflationary economy under FASB ASC Topic 830, Foreign Currency Matters starting from March 1, 2022.

Consequently, Marti İleri whose functional currency was TL until the end of February 2022, has remeasured its financial statements prospectively into new functional currency - US$ which is the non-highly inflationary currency in accordance with ASC 830-10-45-11 and ASC 830-10-45-12. According to ASC 830-10-45-9, ASC 830-10-45-10 and ASC 830-10-45-17, at the application date (March 1, 2022), the opening balances of non-monetary items are remeasured in US$ (new functional currency for Marti İleri) which is the functional currency of Marti Delaware. Subsequently, non-monetary items are accounted for as if they had always been assets and liabilities in US$. Monetary items are treated in the same manner as any other foreign currency monetary items. Subsequently, monetary items are remeasured into US$ using exchange rates as at balance sheet date. Differences arising from the remeasurement of monetary items are recognized in profit or loss.

2.2	Going concern

The Group has experienced recurring operating losses from operating activities since its inception and a deficit on its stockholders’ equity. To date, these operating losses have been funded primarily by stockholders. The Group had, and continues to have, an ongoing need to raise additional cash from outside sources to fund its expansion plans and related operations.

These unaudited interim condensed consolidated financial statements have been prepared in accordance with the going concern principle. The Group management has assessed the going concern assumptions of the Group during the preparation of these unaudited interim condensed consolidated financial statements. The Group had net losses of US$21,868,930 and accumulated losses of US$87,475,126 at June 30, 2024, and the Group used US$10,484,199 cash for its operations during the same period. The Group borrowed US$7,500,000 in March 2024, from institutional investors using convertible notes.

Callaway Subscription Agreement

On May 4, 2023 (prior to the closing of the business combination), Galata Acquisition Corp. (now known as the Company) and Callaway Capital Management LLC (“Callaway”) entered into a convertible note subscription agreement, as amended on January 10, 2024 (the “Callaway Subscription Agreement”). Callaway is an affiliate of Daniel Freifeld, a director of the Company. Pursuant to the terms of the Callaway Subscription Agreement, Callaway or its designee has the option (the “Callaway Option”) (but not the obligation) to subscribe for up to US$40,000,000 aggregate principal amount of convertible notes (the “Convertible Notes”), which are convertible into the Company’s Class A ordinary shares during the period beginning on the closing date of the business combination, which occurred on July 10, 2023 (the “Closing Date”), and the fifteen (15) months after the Closing Date (the “Subscription End Date”), provided that the Subscription End Date shall be automatically extended by three (3) months for each issuance of US$5,000,000 of the aggregate principal amount of the Convertible Notes subscribed by Callaway following the date thereof.

On September 23, 2024, the Company and Callaway agreed upon a form of convertible note subscription agreement (the “Amended and Restated Subscription Agreement”) to, among other things, reflect the agreements between the Company and Callaway set forth in the Commitment Letter Amendment (as defined below) with the intent that further subscriptions subject to the Callaway Option would be pursuant to such form.

Callaway Commitment Letter

On March 22, 2024, Callaway provided a commitment letter to the Company (the “Commitment Letter”) in order to evidence its commitment to (i) subscribe for the Convertibles Notes in an aggregate principal amount of US$15,000,000 with the relevant closing date occurring on or before March 22, 2025 and (ii) timely deliver the relevant purchase price as described in the Callaway Subscription Agreement.

On September 19, 2024, the Company and Callaway entered into an amendment to the Commitment Letter (the “Commitment Letter Amendment”) whereby (i) Callaway agreed to further exercise, or to cause its designees to further exercise, the Callaway Option in the aggregate amount of US$18,500,000 of principal Convertible Notes (the “Amended Commitment Amount”), with (A) US$7,500,000 of such principal amount to be exercised on or before March 22, 2025 and (B) an additional US$11,000,000 of such principal amount to be exercised on or before July 1, 2026; (ii) the Company agreed to (A) reserve for issuance to Callaway a number of Class A ordinary shares equal to twenty percent (20%) of the portion of the Amended Commitment Amount paid on the closing date of any subscription in satisfaction of the Amended Commitment Amount, with such Class A ordinary shares to be issued pursuant to terms set forth in the Commitment Letter Amendment and (B) issue to any subscriber of Convertible Notes in satisfaction of the Amended Commitment Amount or, following the full satisfaction of the Amended Commitment Amount, in satisfaction of the Remaining Option Amount (as defined below) a number of Class A ordinary shares equal to ten percent (10%) of the portion of the Amended Commitment Amount, or Remaining Option Amount, as applicable, paid on the closing date of such subscription; and (iii) the Company and Callaway agreed that the outside date of the Callaway Option shall be further extended to July 1, 2027.

Following the full satisfaction of the Amended Commitment Amount, the Company and Callaway both acknowledge and agree that the remaining amount of the Callaway Option is US$14,000,000 (the “Remaining Option Amount”).

Additional Subscriptions

On March 22, 2024, Marti and 405 MSTV I, L.P. (an existing investor in the Convertible Notes, “MSTV”) entered into a convertible note subscription agreement whereby MSTV subscribed for an aggregate principal amount of US$7,500,000 in the Convertible Notes, which was deemed as a partial exercise of the Callaway Option.

On September 23, 2024, the Company, Callaway, as a commitment party, and MSTV and New Holland Tactical Alpha Fund LP, as subscribers (collectively, the “Subscribers”) entered into a subscription agreement on the form of the Amended and Restated Subscription Agreement pursuant to which the Subscribers subscribed for an aggregate principal amount of US$2,000,000 of Convertible Notes and an aggregate of 121,212 Class A ordinary shares (the “Subscription”). The Subscription was deemed as a partial exercise of the Amended Commitment Amount.

Management believes there are no events or conditions that give rise to doubt about the ability of the Group to continue as a going concern for twelve months after the release of the unaudited interim condensed consolidated financial statements. The assessment includes knowledge of the Group’s subsequent financial position, the estimated economic outlook and identified risks and uncertainties in relation thereto. Furthermore, the review of the strategic plan and budget, including expected developments in liquidity were considered. In addition, the Group’s management prepared alternative scenarios to assess the ability of the Group to continue its operations in case no additional funding is obtained except for Callaway’s available loan commitment.

Management of the Group has concluded that adequate resources and liquidity are available to meet the cash flow requirements for the next twelve months after the release of these unaudited interim condensed consolidated financial statements, and it is reasonable to apply the going concern basis as the underlying assumption for the unaudited interim condensed consolidated financial statements.

2.3	Comparative financial information

In order to determine the financial status and performance trends, the unaudited interim condensed consolidated financial statements of the Group have been prepared in comparison with the unaudited interim condensed consolidated financial statements of previous periods. The Group prepared its unaudited interim condensed consolidated balance sheet as of June 30, 2024 in comparison with the consolidated balance sheet prepared as of December 31, 2023; and prepared unaudited interim condensed consolidated statements of operations and comprehensive loss, unaudited interim condensed consolidated statements of changes in equity and unaudited interim condensed consolidated statements of cash flows between January 1 and June 30, 2024 in comparison with January 1 and June 30, 2023.

These unaudited interim condensed consolidated financial statements of the Group do not include all the information required for full annual financial statements and should therefore be read together with the year-end consolidated financial statements dated December 31, 2023.